Shareholder Report, Holdings (Details)	May 31, 2026
C000245604 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000245604 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000245604 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000245604 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000245604 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000245604 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000245604 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000245604 | 097023105 | Boeing Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000245604 | 717081103 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000245604 | 011532108 | Alamos Gold, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000245604 | Materials008474108
Holdings [Line Items]
Percent of Total Investments	97.70%
C000245604 | Cash & Equivalent31607A703
Holdings [Line Items]
Percent of Total Investments	0.70%
C000245604 | U.S. Treasury Obligations912797TX5
Holdings [Line Items]
Percent of Total Investments	1.60%
C000245604 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000245604 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000245604 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000245604 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000245604 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000245604 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000245604 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000245604 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000245604 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000245604 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000245604 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000089323 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000089323 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000089323 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089323 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089323 | 825252406 | Invesco Treasury Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000089323 | 874039100 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000089323 | 512807306 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000089323 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000089323 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089323 | 882508104 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089323 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089323 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089323 | Long_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000089323 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000089323 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000089323 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000089323 | Long_Money Market
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000089323 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000089323 | Long_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000089323 | Short_Utilities
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000089323 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000089323 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000089323 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000089323 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000089323 | Short_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000089323 | Short_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000089323 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000089323 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
C000089323 | Short_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(11.90%)